Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000251712 | BB
Holdings [Line Items]
Percent of Total Investments	2.63%
C000251712 | BB+
Holdings [Line Items]
Percent of Total Investments	3.85%
C000251712 | BBB-
Holdings [Line Items]
Percent of Total Investments	19.80%
C000251712 | BBB
Holdings [Line Items]
Percent of Total Investments	18.25%
C000251712 | BBB+
Holdings [Line Items]
Percent of Total Investments	11.17%
C000251712 | A-
Holdings [Line Items]
Percent of Total Investments	10.26%
C000251712 | A
Holdings [Line Items]
Percent of Total Investments	7.15%
C000251712 | A+
Holdings [Line Items]
Percent of Total Investments	4.65%
C000251712 | AA-
Holdings [Line Items]
Percent of Total Investments	1.45%
C000251712 | AA
Holdings [Line Items]
Percent of Total Investments	0.82%
C000251712 | AA+
Holdings [Line Items]
Percent of Total Investments	2.21%
C000251712 | AAA
Holdings [Line Items]
Percent of Total Investments	10.64%
C000251713 | AA+
Holdings [Line Items]
Percent of Total Investments	59.29%
C000251713 | AAA
Holdings [Line Items]
Percent of Total Investments	1.23%